Risk Report - Asset Quality - Collateral Obtained (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Collateral Obtained [Abstract]
Carrying amount of foreclosed residential real estate properties	€ 27	€ 29	[1]

[1]	Numbers have been restated compared to prior year disclosure